Earnings per share (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended		For the nine months ended
(Millions of Canadian dollars, except share and per share amounts)	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Basic earnings per share
Net income	$3,872	$3,577	$10,735	$11,925
Dividends on preferred shares and distributions on other equity instruments	(58)	(58)	(169)	(180)
Net income attributable to non-controlling interests	(2)	(2)	(5)	(7)
Net income available to common shareholders	$3,812	$3,517	$10,561	$11,738
Weighted average number of common shares (in thousands)	1,393,515	1,396,381	1,388,217	1,409,292
Basic earnings per share (in dollars)	$2.74	$2.52	$7.61	$8.33
Diluted earnings per share
Net income available to common shareholders	$3,812	$3,517	$10,561	$11,738
Weighted average number of common shares (in thousands)	1,393,515	1,396,381	1,388,217	1,409,292
Stock options (1)	1,398	1,680	1,614	2,039
Issuable under other share-based compensation plans	26	606	26	603
Average number of diluted common shares (in thousands)	1,394,939	1,398,667	1,389,857	1,411,934
Diluted earnings per share (in dollars)	$2.73	$2.51	$7.60	$8.31

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2023, an average of 2,244,505 outstanding options with an average exercise price of $130.78 were excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2022, an average of 1,181,140 outstanding options with an average exercise price of $129.99 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2023, an average of 917,036 outstanding options with an average exercise price of $131.64 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2022, no outstanding options were excluded from the calculation of diluted earnings per share.